long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,750
Current maturities of long-term debt	3,246		3,994
Long-term debt	28,854		27,349
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,200
Long-term debt	$ 1,404	$ 1.0	1,021	$ 0.8
Effective average interest rate	4.90%	4.90%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 1.5
TELUS Corporation credit facilities
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,750
Current maturities of long-term debt	$ 0